SHARE-BASED PAYMENT - Schedule of Share-Based Compensation Expenses Relating to Options And Restricted Shares Granted (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 1,030	$ 4,474	$ 6,446
Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	231	1,372	1,665
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses			16
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	773	2,965	4,456
Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	26	137	309
Employees
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	922	2,428	4,833
Employees | Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	231	1,372	1,665
Employees | Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses			16
Employees | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	665	919	2,843
Employees | Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	26	137	309
Nonemployees | Directors
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	52	2,046	1,613
Nonemployees | Directors | Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	0
Nonemployees | Directors | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	52	$ 2,046	$ 1,613
Nonemployees | Directors | Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	0
Nonemployees | Consultants
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	56
Nonemployees | Consultants | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 56